Non-controlling interest	9 Months Ended
Sep. 30, 2022
Non-controlling interest
Non-controlling interest

24.Non-controlling interest

	Nine months ended
	September 30,	September 30,
	2022	2021
	$’000	$’000

Balance at January 1	223,188	14,216
NCI arising on business combination	831	611
Loss for the period	(9,162)	(1,142)
Other comprehensive income	5,969	159
Balance at September 30	220,826	13,844

In November 2021, the Group completed a deal with TIM S.A. to acquire a controlling interest in Fiberco Soluções de Infraestrutura S.A. (“I-Systems”) incorporated and with its principal place of business in Brazil. The Group owns a 51% (same proportion voting rights) stake in I-Systems and TIM the remaining 49%.

Set out below is summarized financial information for the I-Systems subsidiary, being the only subsidiary that has non-controlling interest that is material to the Group. The amounts disclosed include the impact of preliminary valuation of acquired assets and liabilities as described in note 27 and are before inter-company eliminations.

Summarized balance sheet	Fiberco Soluções de Infraestrutura S.A.
	September 30,	December 31,
	2022	2021*
	$’000	$’000
Current assets	86,109	103,315
Current liabilities	(33,422)	(19,357)
Current net assets	52,687	83,958

Non-current assets	417,672	386,761
Non-current liabilities	(51,057)	(51,389)
Non-current net assets	366,615	335,372

Net assets	419,302	419,330

Accumulated non-controlling interest at the end of the period	205,478	205,433

Summarized statement of comprehensive income for the reporting period	Fiberco Soluções de Infraestrutura S.A.
	Nine months ended
	September 30,
	2022
	$’000
Revenue	41,502
Loss for the period	(15,373)
Other comprehensive income	15,466
Total comprehensive income	93

Loss allocated to non-controlling interest during the period	(7,533)

Summarized statement of cash flows for the reporting period	Fiberco Soluções de Infraestrutura S.A.
	Nine months ended
	September 30,
	2022
	$’000
Cash flows generated from operating activities	50,769
Cash flows used in investing activities	(62,921)
Cash flows used in financing activities	(70)
Net decrease in cash and cash equivalents	(12,222)

*re-presented to reflect the remeasurement period adjustments in respect of updates to the accounting for the acquisition of Fiberco Soluções de Infraestrutura S.A. in November 2021 (refer to note 27).